Fair Value Measurements And Disclosure (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements And Disclosure
Long-Term Debt And Other Financial Instruments
	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Notes and debentures	$64,514	$73,738	$64,256	$69,313
Commercial paper	-	-	1,625	1,625
Bank borrowings	-	-	27	27
Investment securities	2,092	2,092	2,185	2,185

Fair Value Leveling
	December 31, 2011
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$947	$-	$-	$947
International equities	495	-	-	495
Fixed income bonds	-	562	-	562
Asset Derivatives[1]
Interest rate swaps	-	521	-	521
Cross-currency swaps	-	144	-	144
Foreign exchange contracts	-	2	-	2
Liability Derivatives[1]
Cross-currency swaps	-	(820)	-	(820)
Interest rate locks	-	(173)	-	(173)
Foreign exchange contracts	-	(9)	-	(9)

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$976	$-	$-	$976
International equities	513	-	-	513
Fixed income bonds	-	639	-	639
Asset Derivatives[1]
Interest rate swaps	-	537	-	537
Cross-currency swaps	-	327	-	327
Interest rate locks	-	11	-	11
Foreign exchange contracts	-	6	-	6
Liability Derivatives[1]
Cross-currency swaps	-	(675)	-	(675)
Interest rate locks	-	(187)	-	(187)
Foreign exchange contracts	-	(2)	-	(2)
[1]	Derivatives designated as hedging instruments are reflected as other assets, other liabilities and, for a portion of interest rate swaps, accounts receivable.

Notional Amount Of Outstanding Derivative Positions
	2011	2010
Interest rate swaps	$8,800	$11,050
Cross-currency swaps	7,502	7,502
Interest rate locks	800	3,400
Foreign exchange contracts	207	221
Total	$17,309	$22,173

Effect Of Derivatives On The Consolidated Statements Of Income
Following is the related hedged items affecting our financial position and performance:

Effect of Derivatives on the Consolidated Statements of Income
Fair Value Hedging Relationships
For the years ended December 31,	2011	2010	2009
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$10	$125	$(216)
Gain (Loss) on long-term debt	(10)	(125)	216

Cash Flow Hedging Relationships
For the year ended December 31,	2011	2010	2009
Cross-currency swaps:
Gain (Loss) recognized in accumulated OCI	$(219)	$(201)	$738

Interest rate locks:
Gain (Loss) recognized in accumulated OCI	(167)	(320)	203
Interest income (expense) reclassified from
accumulated OCI into income	(23)	(19)	(23)

Foreign exchange contracts:
Gain (Loss) recognized in accumulated OCI	(10)	5	(2)